               UNITED STATES SECURITIES           -------------------------
               AND EXCHANGE COMMISSION                 OMB APPROVAL
               WASHINGTON, D.C. 20545            -------------------------
                                                  OMB Number:    3235 0456
                     FORM 24F-2                   Expires:  August 31, 2000
           ANNUAL NOTICE OF SECURITIES SOLD       Estimated average burden
               PURSUANT TO RULE 24F-2             hours per response. . . 1
                                                  -------------------------

               READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

---------------------------------------------------------------------------
1.    Name and address of issuer:  Value Line U.S. Government
                                   Securities Fund, Inc.
                                   220 East 42nd Street
                                   New York, N.Y. 10017
---------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):                                               /  /
                            Common Stock - par Value $1.00
---------------------------------------------------------------------------
3.    Investment Company Act File Number:  811-03171

      Securities Act File Number: 2-71928
---------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

                                   August 31, 1998
---------------------------------------------------------------------------
4(b).  / /  Check box if this Form is being filed late (I.E., more than
            90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
      REGISTRATION FEE DUE.
---------------------------------------------------------------------------
4(c).  / /    Check box if this is the last time the issuer will be filing this Form.
---------------------------------------------------------------------------

5.    Calculation of registration fee:
      (i)  Aggregate sale price of securities sold during                           $ 23,808,062
           the fiscal year pursuant to section 24(f):                               ------------

     (ii)  Aggregate price of securities redeemed                $   39,466,978
           or repurchased during the fiscal year:                --------------

    (iii)  Aggregate price of securities redeemed or
           repurchased during any PRIOR fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce               $   89,939,318
           registration fees payable to the Commission:          --------------

     (iv)  Total available redemption
           credits [add Items 5(ii) and 5(iii)]:                                   -$129,406,296
                                                                                    ------------

      (v)  Net sales -- if Item 5(i) is greater than
           Item 5(iv) [subtract Item 5(iv) from 5(i)]:                              $
                                                                                    ------------

-------------------------------------------------------------------------------
     (vi)  Redemption credits available for use in future
           years -- If Item 5(i) is less than Item 5(iv)         $(105,598,234)
           [subtract Item 5(iv) from Item 5(i)]:                 --------------
-------------------------------------------------------------------------------
    (vii)  Multiplier for determining registration fee              x
           (See Instruction C.9):                                --------------

   (viii)  Registration fee due [multiply Item 5(v) by              =
           Item 5(vii)] (enter "0" if no fee is due):            --------------
                                                                 --------------
-------------------------------------------------------------------------------
6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______________.
-------------------------------------------------------------------------------
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$
                                                                 --------------
-------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                =$
                                                                 --------------
-------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:

                / /   Wire Transfer
                / /   Mail or other means
-------------------------------------------------------------------------------

                                      SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)* /s/ Jack M. Houston - Asst. Treasurer
                          -------------------------------------
                            Jack M. Houston - Asst. Treasurer

Date
    ----------------------

*Please print the name and title of the signing officer below the signature.